Income Taxes (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Existing tax rate	16.50%	16.50%
Enterprise income tax	25.00%	25.00%	25.00%
Exempted tax rate	25.00%	25.00%
PRC [Member]
Income Taxes [Line Items]
Percentage of income tax rate	25.00%	25.00%
Percentage of statutory rate	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profit amount (in Dollars)	$ 2,000	$ 2,000
Percentage of income tax rate	8.25%	8.25%
China [Member] | PRC [Member]
Income Taxes [Line Items]
Percentage of income tax rate	10.00%	10.00%